Details of Significant Accounts - Summary of Employee Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Significant Accounting Policies [Abstract]
Number of units, Options outstanding at beginning of the year	3,729	3,729	3,513	3,513	4,168
Number of units, Options granted	415	415	1,385	1,385
Number of units, Options expired	(171)	(171)	(831)	(831)
Number of units, Options forfeited	(749)	(749)	(338)	(338)	(655)
Number of units, Options outstanding at end of the year	3,224	3,224	3,729	3,729	3,513
Number of units, Options exercisable at end of the year	1,669	1,669	1,957	1,957	1,844	1,669
Number of units, Options permitted but not yet granted at end of the year			415	415
Weighted-average exercise price, Options outstanding at beginning of the year | (per share)	$ 152	$ 5	$ 239		$ 231
Weighted-average exercise price, Options granted | (per share)	93	3	101
Weighted-average exercise price, Options expired | (per share)	232	8	379
Weighted-average exercise price, Options forfeited | (per share)	138	5	196		189
Weighted-average exercise price, Options outstanding at end of the year | (per share)	134	$ 4	152	$ 5	239
Weighted-average exercise price, Options exercisable at end of the year | (per share)	$ 167	$ 167	$ 188	$ 188	$ 301	$ 6